Supplementary Balance Sheet Information (Details) - Schedule of Other Current Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Current Assets [Abstract]
Government institutions	$ 114	$ 36
Employees	9	31
Interest receivable	344	185
Sundry	71	41
Other current assets	$ 538	$ 293